LEASING - Disclosure of detailed information about analysis of contractual payment dates of leasing liability (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total (undiscounted)	$ 455
Up to a year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total (undiscounted)	341
Between 1-3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total (undiscounted)	$ 114